                                 [WAGON WHEEL]
                                      OVERLAND
                                    EXPRESS-R-

                                   ANNUAL REPORT
                         --------------------------------
                         D E C E M B E R  3 1 ,   1 9 9 6

                               INSTITUTIONAL CLASS

                                Money Market Fund

                National Tax-Free Institutional Money Market Fund

                         U.S. Treasury Money Market Fund


                     [PHOTO OF HORSES DRAWING STATECOACH]

                        OVERLAND EXPRESS FUNDS ARE NOT
                   FDIC INSURED AND ARE NOT OBLIGATIONS OF
                      OR GUARANTEED BY WELLS FARGO BANK

 [LOGO]
            TABLE OF CONTENTS
            LETTER TO SHAREHOLDERS......................................3
            MANAGER COMMENTS
              Money Market Fund-Institutional Class.....................5
              National Tax-Free Institutional Money Market Fund.........6
              U.S. Treasury Money Market Fund-Institutional Class.......7
            OVERLAND EXPRESS PORTFOLIOS OF INVESTMENTS
              Money Market Fund.........................................8
              U.S. Treasury Money Market Fund..........................10
            OVERLAND EXPRESS FUNDS
              Statement of Assets and Liabilities......................11
              Statement of Operations..................................12
              Statements of Changes in Net Assets......................13
              Financial Highlights.....................................16
              Notes to Financial Statements............................21
              Independent Auditors' Report.............................26
            MASTER INVESTMENT TRUST PORTFOLIO OF INVESTMENTS
              Master Investment Trust Tax-Free Money Market Fund.......27
            MASTER INVESTMENT TRUST
              Statement of Assets and Liabilities......................32
              Statement of Operations..................................33
              Statements of Changes in Net Assets......................34
              Notes to Financial Statements............................35
              Independent Auditors' Report.............................37
            LIST OF ABBREVIATIONS......................................38

               OVERLAND EXPRESS FUNDS ARE NOT FDIC INSURED, ARE NOT OBLIGATIONS OF WELLS FARGO BANK, AND ARE NOT GUARANTEED BY WELLS FARGO BANK. OVERLAND EXPRESS FUNDS INVOLVE
               INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

               OVERLAND EXPRESS MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MEET THIS OBJECTIVE. DURING THE PERIOD, WELLS FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF ITS FEES OR ASSUMED RESPONSIBILITY FOR OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THESE REDUCTIONS, THE FUNDS' RETURNS WOULD HAVE BEEN LOWER.

               WELLS FARGO BANK PROVIDES INVESTMENT ADVISORY,
               ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICES AND CERTAIN OTHER SERVICES FOR THE OVERLAND EXPRESS FUNDS. THE FUNDS ARE SPONSORED AND DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC.

(THIS PAGE INTENTIONALLY LEFT BLANK)

OUR MESSAGE TO YOU

We appreciate the confidence that you have expressed in us by investing in the Overland Express Funds. Thanks to the loyalty of our investors, Overland Express has grown to a family of 14 mutual funds that includes cash management, current income and capital growth options. Since 1988, investors have depended upon Overland Express to deliver quality service and value. In the coming year we will work hard to continue to meet your investment needs by providing reliable service and effective investment options.

We encourage you to review this Annual Report. It includes commentaries from the Funds' portfolio managers offering insights into each fund's performance and portfolio strategies as well as the overall market environment. The Annual Report also includes detailed financial information for each fund and a list of the fund's portfolio holdings.

THE MARKETS

The U.S. economy sent mixed signals during 1996. Rapid growth in the second quarter gave way to a more moderate growth rate during the second half of the year. The overall growth rate for 1996 was in line with the economy's long-term average and fairly typical for an expansion phase of the business cycle. Reasonably strong profit growth during 1996 helped sustain an impressive rally in the stock market, led by large-cap issues. The total return on S&P 500 stocks was an impressive 23%. Together with the 38% return in 1995, this was the market's best back-to-back performance in forty years. Bonds, on the other hand, suffered from gyrating interest rates. The total return on the Lehman Brothers Municipal Bond Index was less than 4% in 1996, compared to 22% in 1995.

A YEAR OF AWARENESS

The political and economic environment in 1996 left many investors with a heightened awareness of the need for financial planning. Aging "baby boomers" and other investors have realized the importance of retirement planning and personal savings and, as a result, are increasingly emphasizing saving over spending. On-going national debates over Medicare reform and Social Security reform have led Americans in increasing numbers to realize that our future financial security is becoming our own responsibility. By the end of 1996, mutual fund assets in the United States totaled over $3.5 trillion, up from about $2.8 trillion at the end of 1995.

1997, THE YEAR AHEAD

Investors look to 1997 with both optimism and anxiety. Investor optimism is based on strength in the economy that is expected to propel consumer-led growth during the early part of the year, with an assist from exports and housing. Investor anxiety results from worries that higher interest rates could result from an economic revival. The economy appears headed for another year of moderate growth in 1997, restrained by heavy consumer-debt loads and by a lack of "pent-up" demand. A stronger dollar also could undercut export growth by eroding U.S. competitiveness. Higher operating rates may nudge inflation higher during the year. But we believe the annual inflation rate will remain low, at 3.5% or less. Because labor market conditions already are tight, we believe that the Federal

Reserve probably won't wait long before raising short-term interest rates if the economy shows signs of gaining momentum. Any interest rate increases should, however, be restrained by historically low inflation rates and efforts to reduce the federal government's budget deficit.

1996 FUND PERFORMANCE

The Overland Express Funds performed well overall for the year. Our capital growth funds generally realized healthy returns. Our cash management and current income funds posted steady performance as well.

The Overland Express Funds also marked two milestone events in 1996. In January, the Strategic Growth Fund celebrated its third anniversary, posting strong long-term returns as the fund's managers employed a consistent approach of targeting growth opportunities through strategic equity investing. And in September, we offered our newest fund, the Small Cap Strategy Fund. This Fund is managed by the Wells Fargo Growth Equity Team, the same team that manages the Strategic Growth Fund. Targeting the small capitalization segment of the stock market, this fund reflects the ongoing efforts of Overland Express to meet investors needs with smart and efficient investment options.

OUR COMMITMENT TO INVESTMENT QUALITY

We believe in a conservative, straightforward approach to investing. Working with your financial advisor is the first step in planning an effective long-term investment strategy. We also believe that a good understanding of your investments is essential to making effective investment decisions. So we encourage you to read this Annual Report. We believe that you will find it to be useful and informative.

Just as we've done in the past, we will continue to work diligently to help you reach your investment goals.

OVERLAND EXPRESS FUNDS, FEBRUARY 1997

OVERLAND EXPRESS MONEY MARKET FUND -
INSTITUTIONAL CLASS

The Overland Express Money Market Fund seeks to provide a high level of current income while maintaining a stable net asset value. As of December 31, 1996, the Institutional Class shares of the Fund had a seven-day simple yield of 5.07%. The investment return on the Fund will fluctuate with market conditions. The Fund generated relatively high, consistent yields throughout 1996, while providing a high degree of quality and liquidity.

FUND REVIEW

In January 1996, the Federal Reserve lowered the Federal Funds target rate by 0.25% from 5.50% to 5.25%. Nevertheless, short-term rates rose throughout the first half of the year. The Fund purchased additional securities in the 9-12 month range in July as the yield curve steepened. July turned out to be the high in yields for the year as the economy showed signs of slowing. The Fund generated relatively consistent yields throughout the year, while providing a high degree of quality and liquidity.

The Fund purchased floating-rate securities in 1996. Floating-rate securities are those securities whose interest rates are tied to an index. These securities typically provide competitive returns and help to reduce risk related to changing interest rates. These securities normally track a specific index, such as Treasury bills, LIBOR or the prime rate.

1997 OUTLOOK

With the current U.S. expansion continuing and the stock market coming off another year of strong gains, money market funds in general could see cash inflows due to cautious investors moving money to a more stable asset class. Several regulatory changes permitting a broader use of money market funds may cause assets in money funds to grow in 1997.

We believe that the Federal Reserve is likely to leave the federal funds target rates unchanged in the first quarter of 1997. We expect the next Federal Reserve move will be to raise interest rates. Tightness in the labor markets and relatively high capacity utilization in the manufacturing sector could trigger an increase in inflation. With the money market yield curve very flat, maturities of 2-3 months offer the best value, given a neutral Federal Reserve. As we begin the year, we view Libor-based floaters as attractive and are expected to outperform Prime- and T-Bill-based floaters since higher interest rates are anticipated.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY SIMPLE YIELD IS FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 1996. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

The Overland Express National Tax-Free Institutional Money Market Fund seeks to provide investors with a high level of income exempt from federal tax, while preserving capital and liquidity. The Fund invests in high quality, short-term instruments.

The Fund's seven-day simple yield for the period ended December 31, 1996 was 3.42%. The Fund achieved its goal of maintaining principal stability at a $1.00 per share net asset value while providing competitive yields.

1996 TAX-EXEMPT MARKET

National tax-exempt notes had lower yields than treasury bills during the heavy note issuance months of July through August but increased in value relative to treasuries toward the end of the year because of their lack of supply in the market. As the yield between tax-exempt notes and treasury securities widened, yields on short-term variable rate notes stayed above the yields on six to nine month notes. For this reason, the average days to maturity was kept short at 30 days or less.

1997 OUTLOOK

With a continued neutral interest rate stance in 1997, and provided the Fund's assets grow and stabilize, average maturity extensions should be accomplished by participating in large note issues of high quality and liquidity.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY SIMPLE YIELD IS FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 1996. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL CLASS

The Overland Express U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income while preserving capital and liquidity, by investing in United States Treasury bonds, notes and bills with short remaining terms.

The Fund generated consistent yields throughout the year, providing a high quality, liquid portfolio. The seven-day simple yield or Institutional Class shares as of December 31, 1996 was 4.57%. The Fund achieved its objective of maintaining principal stability at a $1.00 per share net asset value while providing competitive money market yields.

FUND REVIEW

In January 1996, the Federal Reserve lowered the Federal Funds target rate by 0.25% from 5.50% to 5.25%. Nevertheless, short-term rates rose throughout the first half of the year. The Fund purchased securities in the 6-12 month range in July as the yield curve steepened. This turned out to be the high in yields for the year as the economy showed signs of slowing.

1997 OUTLOOK

With the current U.S. economic expansion continuing and the stock market coming off another year of strong gains, money market funds in general could see cash inflows as a result of cautious investors moving money to a more stable asset class. Several regulatory changes permitting a broader use of money market funds may cause assets in money funds to grow in 1997.

The Federal Reserve is likely to leave interest rates unchanged through the first quarter of 1997. We expect the next Federal Reserve move will be to raise interest rates. Tightness in the labor markets and relatively high capacity utilization in the manufacturing sector could trigger an increase in inflation. Given this environment, the Fund will continue to purchase securities in the 6-12 month range.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY SIMPLE YIELD IS FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 1996. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

MONEY MARKET FUND - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
CERTIFICATES OF DEPOSITS - 15.99%
$    20,000,000  Bank of Nova Scotia                                  5.44 %      02/10/97    $ 20,000,660
     50,000,000  BNP US Finance Corp                                  5.37        02/24/97      50,000,740
     40,000,000  Den Danske Bank                                      5.40        02/03/97      40,000,000
     50,000,000  National Westminster Bank Plc                        5.39        02/03/97      50,000,381
     22,000,000  Union Bank of California                             5.50        04/28/97      22,000,000
                                                                                              ------------
                 TOTAL CERTIFICATES OF DEPOSITS                                               $182,001,781

COMMERCIAL PAPER - 58.01%
$    25,000,000  Asset Securitization Corp++                          5.30 %F     02/05/97    $ 24,871,181
     26,000,000  Asset Securitization Corp++                          5.32 F      01/09/97      25,969,262
     50,000,000  Bankers Trust Corp                                   5.34 F      08/11/97      48,353,500
     35,000,000  Ciesco LP                                            5.32 F      01/22/97      34,891,383
     45,000,000  CIT Group Holdings Inc                               5.30 F      02/06/97      44,761,500
     50,000,000  Ford Motor Credit Corp                               5.32 F      02/03/97      49,756,167
     25,000,000  General Electric Capital                             5.29 F      08/08/97      24,195,479
     50,000,000  Glaxo Wellcome Plc                                   5.32 F      01/28/97      49,800,313
     50,000,000  IBM Credit Corp                                      5.31 F      01/21/97      49,852,500
     44,000,000  Merrill Lynch Corp                                   5.32 F      01/29/97      43,816,911
     46,360,000  Met Life Corp                                        5.29 F      02/13/97      46,067,069
     22,000,000  Morgan Stanley Corp                                  5.32 F      01/17/97      21,947,982
     30,000,000  Morgan Stanley Corp                                  5.32 F      01/27/97      29,884,733
     20,000,000  New Center Asset Trust                               5.31 F      02/05/97      19,896,750
     21,202,000  Receivable Corp                                      5.39 F      01/10/97      21,173,430
     23,719,000  Receivables Capital Corp                             5.39 F      03/10/97      23,477,514
     31,600,000  RTZ America Corp++                                   5.30 F      02/27/97      31,334,823
     20,500,000  RTZ America Corp++                                   5.41 F      03/17/97      20,268,948
     25,300,000  Sony Capital Corp                                    5.30 F      01/09/97      25,270,202
     25,000,000  Transamerica Finance Corp                            5.31 F      01/15/97      24,948,375
                                                                                              ------------
                 TOTAL COMMERCIAL PAPER                                                       $660,538,022

MONEY MARKET FUND - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
VARIABLE AND FLOATING RATE BONDS - 24.19%
$    43,500,000  Abbey National North America                         5.32 %      07/17/97    $ 43,469,985
     30,000,000  Beta Finance Corp++                                  5.56        01/27/97      29,988,000
     35,000,000  Colorado National Bank                               5.57        04/16/97      34,996,985
     25,000,000  Federal Home Loan Bank                               5.37        08/08/97      24,983,138
     25,000,000  Household Finance Corp                               5.45        05/27/97      25,000,000
     44,000,000  PHH Corp                                             5.52        09/22/97      44,000,000
     43,000,000  PNC Bank Corp                                        5.46        10/01/97      42,978,837
     20,000,000  Sony Capital Corp++                                  5.50        08/29/97      19,996,556
     10,000,000  Wachovia Corp                                        5.36        04/25/97       9,990,020
                                                                                              ------------
                 TOTAL VARIABLE AND FLOATING RATE BONDS                                       $275,403,521

REPURCHASE AGREEMENTS - 2.06%
$    23,500,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           6.58        01/02/97    $ 23,500,000

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $1,141,443,324)* (Note 1)                        100.25 %              $1,141,443,324
                 Other Assets and Liabilities, Net                       (0.25 )                (2,823,855)
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $1,138,619,469
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 F   YIELD TO MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

U.S. TREASURY MONEY MARKET FUND - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
U.S. TREASURY SECURITIES - 99.02%
U.S. TREASURY BILLS - 96.36%
$       345,000  U.S. Treasury Bills                                  5.00 %F     03/20/97    $    341,263
    107,275,000  U.S. Treasury Bills                                  5.01 F      01/09/97     107,165,390
      5,500,000  U.S. Treasury Bills                                  5.06 F      04/17/97       5,418,299
     14,675,000  U.S. Treasury Bills                                  5.11 F      01/16/97      14,644,427
     80,055,000  U.S. Treasury Bills                                  5.12 F      01/23/97      79,822,186
      2,800,000  U.S. Treasury Bills                                  5.12 F      01/30/97       2,788,711
     30,495,000  U.S. Treasury Bills                                  5.17 F      02/06/97      30,346,642
      6,095,000  U.S. Treasury Bills                                  5.17 F      02/13/97       6,059,327
     37,995,000  U.S. Treasury Bills                                  5.18 F      02/20/97      37,731,128
     20,000,000  U.S. Treasury Bills                                  5.18 F      02/27/97      19,839,450
     27,900,000  U.S. Treasury Bills                                  5.20 F      03/06/97      27,649,812
     19,400,000  U.S. Treasury Bills                                  5.21 F      04/03/97      19,150,966
     20,400,000  U.S. Treasury Bills                                  5.24 F      05/08/97      20,040,505
     32,800,000  U.S. Treasury Bills                                  5.25 F      05/01/97      32,253,074
      2,200,000  U.S. Treasury Bills                                  5.28 F      05/22/97       2,156,744
      3,780,000  U.S. Treasury Bills                                  5.28 F      05/29/97       3,701,368
     10,000,000  U.S. Treasury Bills                                  5.37 F      08/21/97       9,671,656
                                                                                              ------------
                                                                                              $418,780,948

U.S. TREASURY NOTES - 2.66%
$    11,530,000  U.S. Treasury Notes                                  6.63 %      03/31/97    $ 11,564,840

                 TOTAL U.S. TREASURY SECURITIES                                               $430,345,788
                 (Cost $430,345,788)

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $430,345,788)* (Note 1)                           99.02 %               430,345,788
                 Other Assets and Liabilities, Net                        0.98                   4,277,763
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $434,623,551
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 F   YIELD TO MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                                                                   NATIONAL
                                                                   TAX-FREE             U.S.
                                                                INSTITUTIONAL       TREASURY
                                                      MONEY           MONEY            MONEY
                                                     MARKET          MARKET           MARKET
                                                       FUND            FUND             FUND
 ...........................................................................................
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $1,141,443,324     $60,273,770(1)  $430,345,788
  Cash                                              301,525               0        6,178,453
Receivables:
  Interest                                        2,734,100         219,547          195,163
  Due from administrator (Note 2)                         0           7,918                0
Organizational expenses, net of
  amortization                                       30,279          36,211           12,726
Prepaid expenses                                     49,573               0            9,603
TOTAL ASSETS                                  1,144,558,801      60,537,446      436,741,733
LIABILITIES
Payables:
  Distribution to shareholders                    5,189,750         212,578        1,659,825
  Due to sponsor and distributor (Note
    2)                                              410,284           5,008          309,411
  Due to advisor (Note 2)                           305,944               0          102,155
  Other                                              33,354          28,173           46,791
TOTAL LIABILITIES                                 5,939,332         245,759        2,118,182
TOTAL NET ASSETS
                                             $1,138,619,469     $60,291,687     $434,623,551
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $  384,607,576             N/A     $277,803,925
  Paid-in capital - Institutional Class         754,090,154     $60,298,038      156,779,902
  Undistributed net realized gain (loss)
    on investments                                  (78,261)         (6,351)          39,724
TOTAL NET ASSETS                             $1,138,619,469     $60,291,687     $434,623,551
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                            384,527,005             N/A      277,815,962
Shares outstanding - Class A                    384,605,312             N/A      277,807,288
Net asset value and offering price per
  share - Class A                                      1.00             N/A             1.00
Net Assets - Institutional Class                754,092,464      60,291,687      156,807,589
Shares outstanding - Institutional Class        754,092,376      60,298,519      156,779,902
Net asset value and offering price per
  share - Institutional Class                          1.00            1.00             1.00
INVESTMENTS AT COST                          $1,141,443,324             N/A     $430,345,788

 ...............................................................................

(1)  INVESTMENT IN MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                               NATIONAL
                                                               TAX-FREE            U.S.
                                                             INSTITUTIONAL     TREASURY
                                                   MONEY          MONEY           MONEY
                                                  MARKET         MARKET          MARKET
                                                    FUND       FUND (2)            FUND
 ......................................................................................
INVESTMENT INCOME (1)
  Interest                                   $56,188,687     $1,633,289     $20,555,308
  Expenses allocated from Master
    Portfolio                                        N/A       (140,729)            N/A
TOTAL INVESTMENT INCOME                       56,188,687      1,492,560      20,555,308
EXPENSES (NOTE 2)
  Advisory fees                                2,580,811              0       1,004,407
  Administration fees                          1,032,674         23,514         401,763
  Custody fees                                   177,958              0          73,106
  Portfolio accounting fees                      267,331              0         141,897
  Transfer agency fees                            44,001              0          37,000
  Distribution fees                            1,048,153              0         696,968
  Amortization of organization expenses            4,940          3,910          10,856
  Legal and audit fees                            89,817         21,100          44,548
  Registration fees                               30,579         26,424          35,000
  Directors' fees                                  4,929          3,444           3,500
  Shareholder reports                             30,712          8,985          16,999
  Other                                            4,989          1,167          10,050
TOTAL EXPENSES                                 5,316,894         88,544       2,476,094
Less:
  Waived fees and reimbursed expenses           (143,994)       (38,037)       (213,585)
NET EXPENSES                                   5,172,900         50,507       2,262,509
NET INVESTMENT INCOME                         51,015,787      1,442,053      18,292,799
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (1)
  Net realized gain (loss) on sale of
    investments                                  115,019         (6,351)         89,127
NET GAIN (LOSS) ON INVESTMENTS                   115,019         (6,351)         89,127
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $51,130,806     $1,435,702     $18,381,926

 ...............................................................................

(1) FOR THE NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND, THE INCOME, EXPENSES AND REALIZED LOSSES ARE ALLOCATED FROM THE FUND'S MASTER PORTFOLIO.
(2)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               MONEY MARKET FUND
                                             ...................................
                                                     For the             For the
                                                  Year Ended          Year Ended
                                               Dec. 31, 1996       Dec. 31, 1995
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $    51,015,787     $    26,438,943
  Net realized gain (loss) on sale of
    investments                                      115,019            (155,089)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   51,130,806          26,283,854
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A                                      (20,095,416)        (18,371,046)
    Institutional Class                          (30,920,371)         (8,067,897)
  From net realized gain on sales of
    investments
    Class A                                                0                   0
    Institutional Class                                    0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          2,266,030,281       1,969,443,796
  Reinvestment of dividends - Class A              8,654,713           8,012,050
  Cost of shares redeemed - Class A           (2,265,443,706)     (1,910,005,001)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                             9,241,288          67,450,845
  Proceeds from shares sold -
    Institutional Class                        2,542,261,944         918,045,967
  Reinvestment of dividends -
    Institutional Class                           26,404,912           6,132,104
  Cost of shares redeemed -
    Institutional Class                       (2,138,796,870)       (611,195,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               429,869,986         312,982,657
INCREASE IN NET ASSETS                           439,226,293         380,278,413
NET ASSETS:
  Beginning net assets                           699,393,176         319,114,763
  ENDING NET ASSETS                          $ 1,138,619,469     $   699,393,176
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                        2,266,030,281       1,969,427,483
  Shares issued in reinvestment of
    dividends - Class A                            8,654,713           8,012,052
  Shares redeemed - Class A                   (2,265,443,706)     (1,909,990,912)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING - CLASS A                              9,241,288          67,448,623
  Shares sold - Institutional Class            2,542,261,944         918,035,650
  Shares issued in reinvestment of
    dividends - Institutional Class               26,404,912           6,132,104
  Shares redeemed - Institutional Class       (2,138,796,870)       (611,182,876)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING -
INSTITUTIONAL CLASS                              429,869,986         312,984,878

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  NATIONAL
                                                  TAX-FREE
                                             INSTITUTIONAL
                                              MONEY MARKET
                                                      FUND
                                             .............
                                             From April 2,       U.S. TREASURY MONEY MARKET FUND
                                                      1996
                                             (commencement     .................................
                                                        of
                                               operations)             For the           For the
                                                        to          Year Ended        Year Ended
                                             Dec. 31, 1996       Dec. 31, 1996     Dec. 31, 1995
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $   1,442,053     $    18,292,799     $  11,533,065
  Net realized gain (loss) on sale of
    investments                                     (6,351)             89,127           (13,382)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  1,435,702          18,381,926        11,519,683
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A                                            N/A         (12,422,629)       (9,781,347)
    Institutional Class                         (1,442,053)         (5,870,170)       (1,751,718)
  From net realized gain on sales of
    investments
    Class A                                            N/A             (15,959)                0
    Institutional Class                                  0              (7,621)                0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                  N/A       2,168,619,387       746,154,757
  Reinvestment of dividends - Class A                  N/A           3,858,257         4,323,454
  Cost of shares redeemed - Class A                    N/A      (2,093,456,183)     (746,737,367)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                                 N/A          79,021,461         3,740,844
  Proceeds from shares sold -
    Institutional Class                        609,187,756         515,834,680       496,751,048
  Reinvestment of dividends -
    Institutional Class                            102,072           5,208,358         1,309,335
  Cost of shares redeemed -
    Institutional Class                       (548,991,790)       (427,392,856)     (438,830,786)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS              60,298,038          93,650,182        59,229,597
INCREASE IN NET ASSETS                          60,291,687         172,737,190        62,957,059
NET ASSETS:
  Beginning net assets                                   0         261,886,361       198,929,302
  ENDING NET ASSETS                          $  60,291,687     $   434,623,551     $ 261,886,361
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                                N/A       2,168,619,388       746,154,757
  Shares issued in reinvestment of
    dividends - Class A                                N/A           3,858,257         4,323,454
  Shares redeemed - Class A                            N/A      (2,093,452,821)     (746,737,367)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING - CLASS A                                  N/A          79,024,824         3,740,844
  Shares sold - Institutional Class            609,188,237         515,834,680       496,751,048
  Shares issued in reinvestment of
    dividends - Institutional Class                102,072           5,208,358         1,309,335
  Shares redeemed - Institutional Class       (548,991,790)       (427,392,856)     (438,830,787)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING -
INSTITUTIONAL CLASS                             60,298,519          93,650,182        59,229,596

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

(THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           MONEY MARKET FUND
                                                              ..............................................
                                                                                                     CLASS A
                                                              ..............................................
                                                                     For the         For the         For the
                                                                  Year Ended      Year Ended      Year Ended
                                                               Dec. 31, 1996   Dec. 31, 1995   Dec. 31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00           $1.00           $1.00
                                                                      ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 0.05            0.05            0.04
  Net realized and unrealized gain on investments                       0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                        0.05            0.05            0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income                                 (0.05)          (0.05)          (0.04)
  Distributions from net realized gain                                  0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM DISTRIBUTIONS                                               (0.05)          (0.05)          (0.04)
                                                                      ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                         $1.00           $1.00           $1.00
                                                                      ------          ------          ------
                                                                      ------          ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                          4.89%           5.44%           3.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                   $384,527        $375,218        $307,878
  Number of shares outstanding, end of period (000)                  384,605         375,364         307,915
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                           0.65%           0.65%           0.68%
  Ratio of net investment income to average net assets(2)              4.79%           5.43%           3.71%
 ...........................................................................................................

(1) Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses:                                       0.66%           0.69%           0.72%

(2) Ratio of net investment income to average net assets
   prior to waived fees and reimbursed expenses:                       4.78%           5.39%           3.67%

 ...............................................................................

(3)  THIS CLASS COMMENCED OPERATIONS ON AUGUST 18, 1994.

The accompanying notes are an integral part of these financial statements.

                                                                                   MONEY MARKET FUND (CONT.)
                              ..............................................................................
                                             CLASS A (CONT.)                         INSTITUTIONAL CLASS (3)
                              ..............................  ..............................................
                                     For the         For the         For the         For the         For the
                                  Year Ended      Year Ended      Year Ended      Year Ended    Period Ended
                               Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1996   Dec. 31, 1995   Dec. 31, 1994
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.03            0.03            0.05            0.06            0.02
  Net realized and
    unrealized gain on
    investments                         0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----
TOTAL FROM INVESTMENT
OPERATIONS                              0.03            0.03            0.05            0.06            0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.03)          (0.03)          (0.05)          (0.06)          (0.02)
  Distributions from net
    realized gain                       0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----
TOTAL FROM DISTRIBUTIONS               (0.03)          (0.03)          (0.05)          (0.06)          (0.02)
                                      ------          ------          ------          ------          ------
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------
                                      ------          ------          ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            2.57%           3.23%           5.15%           5.71%           1.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $228,084        $268,424        $754,092        $324,175         $11,237
  Number of shares
    outstanding, end of
    period (000)                     228,085         268,434         754,092         324,222          11,238
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)              0.74%           0.75%           0.40%           0.39%           0.38%
  Ratio of net investment
    income to average net
    assets(2)                          2.54%           3.17%           5.04%           5.70%           5.05%
 ...........................................................................................................

(1) Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed expenses:                0.74%           0.75%           0.41%           0.45%           0.55%

(2) Ratio of net investment
   income to average net
   assets prior to waived
   fees and reimbursed
   expenses:                           2.54%           3.17%           5.03%           5.64%           4.88%

 ...............................................................................

(3)  THIS CLASS COMMENCED OPERATIONS ON AUGUST 18, 1994.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  NATIONAL TAX-FREE INSTITUTIONAL
                                                                                            MONEY MARKET FUND (3)
                                                                                  ...............................
                                                                                                          For the
                                                                                                     Period Ended
                                                                                                    Dec. 31, 1996
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $1.00
                                                                                                           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                                      0.02
  Net realized and unrealized gain on investments                                                            0.00
                                                                                                            -----
TOTAL FROM INVESTMENT OPERATIONS                                                                             0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                                      (0.02)
  Distributions from net realized gain                                                                       0.00
                                                                                                            -----
TOTAL FROM DISTRIBUTIONS                                                                                    (0.02)
                                                                                                           ------
NET ASSET VALUE, END OF PERIOD                                                                              $1.00
                                                                                                           ------
                                                                                                           ------
TOTAL RETURN (NOT ANNUALIZED)                                                                               2.27%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                                                         $60,292
  Number of shares outstanding, end of period (000)                                                        60,299
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                                                                 0.40%(5)
  Ratio of net investment income to average net assets(2)                                                    2.99%(5)
 ................................................................................................................

(1) Ratio of expenses to average net assets prior to waived fees and reimbursed
   expenses:                                                                                                 0.51%(5)

(2) Ratio of net investment income to average net assets prior to waived fees
   and reimbursed expenses:                                                                                  2.88%(5)

 ...............................................................................

(3)  THIS FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(4)  THIS CLASS COMMENCED OPERATIONS ON MAY 12, 1992.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

                                                                             U.S. TREASURY MONEY MARKET FUND
                              ..............................................................................
                                                                                                 CLASS A (4)
                              ..............................................................................
                                     For the         For the         For the         For the         For the
                                  Year Ended      Year Ended      Year Ended      Year Ended    Period Ended
                               Dec. 31, 1996   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.05            0.05            0.03            0.03            0.02
  Net realized and
    unrealized gain on
    investments                         0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----
TOTAL FROM INVESTMENT
OPERATIONS                              0.05            0.05            0.03            0.03            0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.05)          (0.05)          (0.03)          (0.03)          (0.02)
  Distributions from net
    realized gain                       0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----
TOTAL FROM DISTRIBUTIONS               (0.05)          (0.05)          (0.03)          (0.03)          (0.02)
                                      ------          ------          ------          ------          ------
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------
                                      ------          ------          ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            4.60%           5.09%           3.44%           2.56%           1.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $277,816        $198,753        $195,031        $118,169        $137,412
  Number of shares
    outstanding, end of
    period (000)                    $277,807         198,782         195,042         118,169         137,416
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)              0.65%           0.65%           0.63%           0.52%           0.27%
  Ratio of net investment
    income to average net
    assets(2)                          4.60%           4.97%           3.47%           2.55%           3.12%
 ...........................................................................................................

(1) Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed expenses:                0.71%           0.73%           0.80%           0.77%           0.79%

(2) Ratio of net investment
   income to average net
   assets prior to waived
   fees and reimbursed
   expenses:                           4.54%           4.89%           3.30%           2.30%           2.60%

 ...............................................................................

(3)  THIS FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(4)  THIS CLASS COMMENCED OPERATIONS ON MAY 12, 1992.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     U.S. TREASURY MONEY MARKET FUND (CONT.)
                                                              ..............................................
                                                                                     INSTITUTIONAL CLASS (3)
                                                              ..............................................
                                                                     For the         For the         For the
                                                                  Year Ended      Year Ended    Period Ended
                                                               Dec. 31, 1996   Dec. 31, 1995   Dec. 31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00           $1.00           $1.00
                                                                      ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 0.05            0.05            0.02
  Net realized and unrealized gain on investments                       0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                        0.05            0.05            0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                 (0.05)          (0.05)          (0.02)
  Distributions from net realized gain                                  0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM DISTRIBUTIONS                                               (0.05)          (0.05)          (0.02)
                                                                      ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                         $1.00           $1.00           $1.00
                                                                      ------          ------          ------
                                                                      ------          ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                          4.86%           5.35%           2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                   $156,808         $63,134          $3,898
  Number of shares outstanding, end of period (000)                  156,780          63,130           3,900
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                           0.40%           0.39%           0.23%
  Ratio of net investment income to average net assets(2)              4.79%           5.16%           4.42%
 ...........................................................................................................

(1) Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses:                                       0.45%           0.49%           0.57%

(2) Ratio of net investment income to average net assets
   prior to waived fees and reimbursed expenses:                       4.74%           5.06%           4.08%

 ...............................................................................

(3)  THIS CLASS COMMENCED OPERATIONS ON JUNE 20, 1994.

The accompanying notes are an integral part of these financial statements.

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Money Market, National Tax-Free Institutional Money Market and U.S. Treasury Money Market Funds (the "Funds") are three series of Overland Express Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on April 7, 1988 and consists of twelve separate diversified funds: the Asset Allocation, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap Strategy, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds, and two non-diversified funds: the California Tax-Free Bond and California Tax-Free Money Market Funds. These financial statements and notes to financial statements represent the Money Market, National Tax-Free Institutional Money Market and U.S. Treasury Money Market Funds only.

The Money Market and U.S. Treasury Money Market Funds commenced offering Institutional Class ("Class I") shares on August 18, 1994, and June 20, 1994, respectively. The Class I shares differ from each Fund's Class A shares principally in the applicable shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata, based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and shareholder servicing fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The National Tax-Free Institutional Money Market Fund invests only in shares of the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Trust"), an open-end series investment company. The Master Portfolio has the same investment objective as the

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1996 the Fund owned approximately 83.58% of the outstanding interests of the Tax-Free Money Market Master Portfolio.

The Funds and Master Portfolio invest only in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Money Market Fund, Tax-Free Money Market Master Portfolio and U.S. Treasury Money Market Funds use the amortized cost method to value their portfolio securities and seek to maintain constant net asset values of $1.00 per share. There is no assurance the Funds will be able to do so. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and the Master Portfolio's Portfolio of Investments. The Fund's and the Master Portfolio's adviser pools the Fund's and the Master Portfolio's cash and invests in repurchase agreements entered into by the Funds. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Master Portfolio and the Funds at December 31, 1996, are collateralized by U.S. Treasury or federal agency obligations. The repurchase agreements were entered into on December 31, 1996.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from each Fund's net investment income are declared daily and distributed monthly to shareholders of the Funds. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of each Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Money Market Fund has a capital loss carryforward of $78,261 which will expire in the year 2003. The National Tax-Free Institutional Money Market Fund has a capital loss carryforward of $6,351 which will expire in the year 2004. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred expenses in connection with the organization and initial registration of the Funds. These expenses were charged to the individual Fund or class and are being amortized on a straightline basis over 60 months from the date the Fund or class commenced operations.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into advisory contracts on behalf of the Money Market and U.S. Treasury Money Market Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Money Market and U.S. Treasury Money Market Funds with daily portfolio management. Under the contracts with the Money Market and U.S. Treasury Money Market Funds, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.25% of each Fund's average daily net assets.

The National Tax-Free Institutional Money Market Fund does not directly retain an investment adviser because the Fund invests all of its assets in the Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

The Company has entered into contracts with WFB on behalf of the Money Market and U.S. Treasury Money Market Funds, whereby WFB is responsible for providing custody and portfolio accounting services for such Funds. Pursuant to the contracts, WFB is entitled to an annual fee for custody services at the rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million, 0.045% of the next $50 million and 0.02% of the Fund's average daily net assets in excess of $100 million.

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

The Company also has entered into a contract on behalf of the Money Market and U.S. Treasury Money Market Funds with WFB whereby WFB provides transfer agency services for such Funds. Under the contract, WFB is paid a per account fee and other related costs with a minimum monthly fee of $3,000 per Fund unless net assets of a Fund are under $20 million. WFB serves as the National Tax-Free Institutional Money Market Fund's transfer and dividend disbursing agent but does not receive a fee for such services. Effective February 1, 1997, WFB will be entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market and U.S. Treasury Money Market Funds and 0.02% of the average daily net assets of the Institutional Class shares of the Money Market and U.S. Treasury Money Market Funds.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. The Money Market Fund and the U.S. Treasury Money Market Fund have each agreed to pay Stephens a monthly administrative fee at the annual rate of 0.10% of each Fund's average daily net assets and the National Tax-Free Institutional Money Market Fund has agreed to pay Stephens at the annual rate of 0.05% of the Fund's average daily net assets.

The Company's Board of Directors has approved a change in fund administrative duties. Effective May 1, 1997, WFB will become Administrator to the Funds and Stephens will become Co-Administrator to the Funds. WFB and Stephens will be entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund.

The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act, whereby Class A shares of the Money Market Fund and the U.S. Treasury Money Market Fund may pay Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares of each Fund.

WAIVED FEES AND REIMBURSED EXPENSES

Fees waived and expenses reimbursed for the year ended December 31, 1996 are as follows:

                                                                                                      FEES WAIVED
FUND                                                                                                       BY WFB

 ................................................................................................................
Money Market                                                                                        $     143,994
National Tax-Free Institutional Money Market (1)                                                           38,037
U.S. Treasury Money Market                                                                                213,585

(1) THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.

Fees waived and expenses reimbursed continue at the discretion of WFB and Stephens.

All of the officers and one of the directors of the Company are also officers of Stephens. As of December 31, 1996, Stephens owned 1,416,900 shares of the Money Market Fund and 130,184 shares of the U.S. Treasury Money Market Fund and less than 1% of the shares of the National Tax-Free Institutional Money Market Fund.

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

As of December 31, 1996, the Money Market Fund and the U.S. Treasury Money Market Fund were each authorized to issue 2 billion shares of $.001 par value capital stock for each class of shares. As of December 31, 1996, the National Tax-Free Institutional Money Market Fund was authorized to issue 3 billion shares of $.001 par value capital stock. Transactions in capital shares for the periods ended December 31, 1996 and year ended 1995 are disclosed in detail in the Statements of Changes in Net Assets.

The following Funds have shareholders who own greater than 5% of the outstanding shares of the Fund. This concentration of ownership may increase the Fund's exposure to the risks associated with significant redemptions.

                                                                                                        NUMBER OF
                                                                                        SHAREHOLDERS WITH GREATER
FUND                                                                                            THAN 5% OWNERSHIP

 ................................................................................................................
Money Market Fund                                                                                               7
National Tax-Free Institutional Money Market Fund                                                               1
U.S. Treasury Money Market Fund                                                                                 5

4.   INCOME ALLOCATIONS

The National Tax-Free Institutional Money Market Fund is allocated net investment income from its corresponding Master Portfolio. The detail of allocated net investment income for the period from April 2, 1996 to December 31, 1996 is as follows:

                                                                                   WAIVED     NET INVESTMENT
FUND                                                    INTEREST     EXPENSES        FEES             INCOME

 ...........................................................................................................
National Tax-Free Institutional Money Market        $  1,633,289  $   155,790  $ (15,061)  $       1,492,560

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OVERLAND EXPRESS FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Fund and U.S. Treasury Money Market Fund and the statement of assets and liabilities of the National Tax-Free Institutional Money Market Fund (three of the funds comprising Overland Express Funds, Inc.) as of December 31, 1996, and the related statement of operations for the year then ended, except for National Tax-Free Institutional Money Market Fund which is for the period from April 2, 1996 (commencement of operations) to December 31, 1996, the statements of changes in net assets for each of the two years in the period then ended, except for National Tax-Free Institutional Money Market Fund which is for the period from April 2, 1996 to December 31, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Overland Express Funds, Inc. as of December 31, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

[KPMG SIG.]

SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1997

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE          DATE+             VALUE
SHORT-TERM INSTRUMENTS - 99.46%
ALABAMA - 1.53%
$    1,100,000   County of Decatur AL IDA Waste Disposal V/R
                 Amoco Chemical Co Project                            5.05 %      05/01/25    $  1,100,000

ARIZONA - 4.99%
$    3,600,000   Maricopa AZ IDA Hospital Facilities Revenue V/R
                 MBIA Insured                                         5.00 %      12/01/08    $  3,600,000

CALIFORNIA - 10.43%
$      800,000   California State HFFA Kaiser Permanente V/R          4.05 %      11/01/19    $    800,000
       500,000   California State PCFA Southern California
                 Edison V/R Series C                                  4.70        02/28/08         500,000
       600,000   California Statewide CDA Sutter Health Group
                 V/R AMBAC Insured                                    5.00        07/01/15         600,000
     1,400,000   Los Angeles CA MFHR Series B V/R AMT LOC -
                 Federal Home Loan Bank of San Francisco              5.25        12/01/26       1,400,000
     1,521,000   Orange County CA Improvement Bond V/R Multiple
                 LOC's                                                4.85        09/02/18       1,521,000
     1,000,000   Orange County CA Sanitation District Multiple
                 Credit Enhancments                                   4.00        08/01/13       1,000,000
       400,000   Orange County CA Sanitation District V/R FGIC
                 Insured                                              4.85        08/01/17         400,000
     1,300,000   San Francisco CA City & County V/R LOC -
                 Industrial Bank of Japan Ltd                         3.95        12/01/05       1,300,000
                                                                                              ------------
                                                                                              $  7,521,000

COLORADO - 0.83%
$      600,000   Colorado State Student Loan Obligation Bond
                 Authority Series A                                   4.10 %      03/01/24    $    600,000

DELAWARE - 0.70%
$      500,000   Delaware State Waste Disposal and Sewer
                 Facilities Geigy Corp V/R AMT Series A LOC -
                 Union Bank of Switzerland                            5.30 %      03/01/26    $    500,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE          DATE+             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
FLORIDA - 11.37%
$    2,000,000   Indian River County FL Hospital District Series
                 1990                                                 3.65 %      01/14/97    $  2,000,000
     2,000,000   Jacksonville FL Electric Authority                   3.65        01/14/97       2,000,000
       600,000   Sarasota County FL Public Hospital District
                 Series 1996-A                                        3.60        01/10/97         600,000
     2,000,000   Sarasota County FL Public Hospital District
                 Series 1996-A                                        3.70        01/10/97       2,000,000
     1,600,000   University Athletic Association Inc - Florida
                 Improvement Revenue V/R                              4.95        12/01/20       1,600,000
                                                                                              ------------
                                                                                              $  8,200,000

GEORGIA - 7.50%
$    1,500,000   Fulton County GA Residential Care Facility V/R
                 -Lenbrook Square Foundation                          5.00 %      01/01/18    $  1,500,000
     2,910,000   Municipal Electric Authority of Georgia              3.65        02/13/97       2,910,000
     1,000,000   Municipal Electric Authority of Georgia              3.70        01/14/97       1,000,000
                                                                                              ------------
                                                                                              $  5,410,000

KANSAS - 1.67%
$    1,200,000   Burlington KS Pollution Control Revenue -
                 Kansas City Power & Light                            3.80 %      01/09/97    $  1,200,000

KENTUCKY - 4.16%
$    3,000,000   Trimble County KY Pollution Control Revenue -
                 Louisville Gas & Electric Series 1992-A              3.60 %      02/24/97    $  3,000,000

MASSACHUSETTS - 6.10%
$    2,400,000   Massachusetts State HFFA Revenue V/R Asset
                 Program LOC                                          3.80 %      01/01/19    $  2,400,000
     2,000,000   Massachusetts State IDA Resources Recovery V/R
                 Ogden Haver                                          3.90        12/01/11       2,000,000
                                                                                              ------------
                                                                                              $  4,400,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE          DATE+             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
MICHIGAN - 4.16%
$    3,000,000   Grand Rapids MI Water Supply V/R LOC - Societe
                 Generale                                             4.05 %      01/01/20    $  3,000,000

MISSISSIPPI - 9.01%
$    3,000,000   Jackson County MS PCR V/R Chevron USA Inc
                 Project                                              3.45 %      12/01/16    $  3,000,000
     3,500,000   Perry MS PCR Leaf River Forest Project V/R           3.63        03/01/02       3,500,000
                                                                                              ------------
                                                                                              $  6,500,000

NEW YORK - 4.85%
$    1,000,000   New York City NY MUD Water and Sewer Revenue
                 V/R Series A FGIC Insured                            4.70 %      06/15/25    $  1,000,000
     2,500,000   New York NY Muni Water Finance Authority Water
                 & Sewer System Revenue FGIC Insured                  3.44        06/15/24       2,500,000
                                                                                              ------------
                                                                                              $  3,500,000

NORTH CAROLINA - 4.85%
$    3,500,000   North Carolina Eastern Municipal Power Agency        3.65 %      01/10/97    $  3,500,000

NORTH DAKOTA - 2.77%
$    2,000,000   Buffalo County ND Hospital Authority No 1 V/R
                 Sisters of Charity RH Young Memorial                 4.05 %      05/01/18    $  2,000,000

OHIO - 1.39%
$    1,000,000   Ohio State Air Quality Development Authority
                 Revenue V/R - Cincinnati Gas & Electric Series
                 B                                                    4.90 %      09/01/30    $  1,000,000

PENNSYLVANIA - 6.93%
$    1,000,000   Delaware County PA Pollution Control Revenue -
                 Philadelphia Electric FGIC Insured                   3.45 %      01/09/97    $  1,000,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE          DATE+             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
PENNSYLVANIA  - CONTINUED
$    3,000,000   Pennsylvania State Higher Education Assistance
                 Agency Student Loan Revenue V/R Series A             4.25 %      12/01/25    $  3,000,000
     1,000,000   Schuylkill County PA Industrial Development
                 Authority Resource Recovery Revenue A/R              5.10        12/01/11       1,000,000
                                                                                              ------------
                                                                                              $  5,000,000

TEXAS - 5.27%
$      800,000   Grapevine TX Industrial Development Corp
                 Revenue V/R                                          4.95 %      12/01/24    $    800,000
     3,000,000   San Antonio TX Water System Series 1995              3.65        01/10/97       3,000,000
                                                                                              ------------
                                                                                              $  3,800,000

UTAH - 4.02%
$    1,400,000   Intermountain Power Authority - Utah Power
                 Supply Revenue Series 1989                           3.50 %      01/21/97    $  1,400,000
     1,500,000   Salt Lake City UT Pooled Hospital Revenue
                 Series 1990                                          3.50        01/21/97       1,500,000
                                                                                              ------------
                                                                                              $  2,900,000

VIRGINIA - 1.39%
$    1,000,000   Peninsula Ports Authority Revenue Port
                 Facilities Shell Coal & Terminal Co                  5.65 %      12/01/05    $  1,000,000

WASHINGTON - 0.69%
$      500,000   Washington State MFHR Inglenook Court Project
                 LOC - Bank of America                                5.45 %      07/01/25    $    500,000

WYOMING - 4.85%
$    3,500,000   Uinta County WY PCR Chevron USA Inc Project V/R      5.00 %      08/18/20    $  3,500,000

                 TOTAL SHORT-TERM INSTRUMENTS                                                 $ 71,731,000
                 (Cost $71,731,000)

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $71,731,000)* (Note 1)                            99.46 %                71,731,000
                 Other Assets and Liabilities, Net                        0.54                     386,701
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $ 72,117,701
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                                                TAX-FREE
                                                   MONEY
                                                  MARKET
                                                  MASTER
                                               PORTFOLIO
 .......................................................
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost                                     $71,731,000
  Cash                                           268,953
Interest receivable                              391,608
Organizational expenses, net of
  amortization                                     4,141
TOTAL ASSETS                                  72,395,702
LIABILITIES
Payables:
  Distribution to beneficial interest
    holders                                      243,019
  Due to sponsor and distributor (Note
    2)                                             4,841
  Due to advisor (Note 2)                         20,001
  Other                                           10,140
TOTAL LIABILITIES                                278,001
TOTAL NET ASSETS                             $72,117,701

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT TRUST
STATEMENT OF OPERATIONS - FOR THE PERIOD
FROM APRIL 2, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996

                                               TAX-FREE
                                                  MONEY
                                                 MARKET
                                                 MASTER
                                              PORTFOLIO
 ......................................................
INVESTMENT INCOME
  Interest                                   $1,745,046
TOTAL INVESTMENT INCOME                       1,745,046
EXPENSES (NOTE 2)
  Advisory fees                                 150,339
  Amortization of organization expenses             700
  Legal and audit fees                           14,069
  Other                                           1,514
TOTAL EXPENSES                                  166,622
Less:
  Waived fees and reimbursed expenses           (16,108)
NET EXPENSES                                    150,514
NET INVESTMENT INCOME                         1,594,532
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain(loss) on sale of
    investments                                  (6,788)
NET GAIN (LOSS) ON INVESTMENTS                   (6,788)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $1,587,744

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS -- FOR THE PERIOD FROM APRIL 2, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996

                                                TAX-FREE
                                                   MONEY
                                                  MARKET
                                                  MASTER
                                               PORTFOLIO
 .......................................................
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $ 1,594,532
  Net realized gain (loss) on sale of
    investments                                   (6,788)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                1,587,744
NET INCREASE IN NET ASSETS RESULTING
FROM BENEFICIAL INTEREST TRANSACTIONS         70,529,957
INCREASE IN NET ASSETS                        72,117,701
NET ASSETS:
   Beginning net assets                                0
  ENDING NET ASSETS                          $72,117,701

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT TRUST
TAX-FREE MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Tax-Free Money Market Master Portfolio (the "Master Portfolio") is a series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of interests: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios. These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financial statements represent only the Tax-Free Money Market Master Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Master Portfolio invests only in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Master Portfolio uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value of $1.00 per interest. There is no assurance that the Master Portfolio will meet this goal. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

MASTER INVESTMENT TRUST
TAX-FREE MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of the Master Portfolio therefore believes that the Master Portfolio will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invests all of its assets in the Master Portfolio.

ORGANIZATION EXPENSES

Costs incurred in connection with organization and initial registration as an investment company under the 1940 Act were advanced by Stephens Inc. ("Stephens"). Organization expenses of the Master Portfolio are being amortized on a straight line basis over 60 months from the date the series of the Trust commenced operation.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with WFB on behalf of the Master Portfolio. Pursuant to the contract, WFB furnishes daily portfolio management for the Master Portfolio. Under the contract, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.30% of the average daily net assets.

WAIVED FEES

Waived fees for the period from April 2, 1996 (commencement of operations) to December 31, 1996, were $16,108. Waived fees and reimbursed expenses continue at the discretion of WFB.

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
TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tax-Free Money Market Master Portfolio (one of the master portfolios comprising Master Investment Trust) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from April 2, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Tax-Free Money Market Master Portfolio of Master Investment Trust as of December 31, 1996, the results of its operations and the changes in its net assets for the period from April 2, 1996 to December 31, 1996 in conformity with generally accepted accounting principles.

[KPMG SIG.]

SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1997

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
LIST OF ABBREVIATIONS

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Incorporated
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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